GOODWILL AND INTENGABLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill and Intangible Assets
Goodwill and Intangible assets originated from the acquisition of ReVera Inc ("ReVera") on April 2, 2015. The following is a summary of intangible assets as of December 31, 2018 and 2017:

	As of December 31,
	2 0 1 8	2 0 1 7
Original amount:
Technology	$12,305	$12,305
Customer relationships	5,191	5,191
Backlog	3,506	3,506
IPR&D	1,927	1,927
	22,929	22,929

Accumulated amortization:
Technology	6,592	4,834
Customer relationships	2,644	1,789
Backlog	3,506	3,506
IPR&D	-	-
	12,742	10,129
Net book value	$10,187	$12,800

Schedule of Annual Amortization Expenses	Annual amortization expenses (excluding IPR&D ) are expected as follows:
Year ending December 31,
2019	$2,625
2020	2,503
2021	2,297
2022	736
2023	84
Thereafter	15
$8,260